Pension and Other Postretirement Benefits - Cost of Retirement Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employee Investment Plan cost	$ 4,707	$ 4,626	$ 4,583